Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Property Plant and Equipment Useful Lives
Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life
Electronic equipment	3–4 years
Office equipment and fixtures	5 years
Data center machinery and equipment	10 years
Building	50 years

Schedule of Finite Lived Intangible Assets Useful Lives	The estimated useful lives for the intangible assets are as follows:

Category	Estimated Useful Life
Customer relationships	6 years
Patents and technologies	6-10 years
Trademarks and domain names	10 years
Software and copyrights	3–10 years
Others	3 years